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                        GROUP VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES II)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

   SUPPLEMENT DATED OCTOBER 27, 2006 TO THE PROSPECTUS DATED OCTOBER 2, 2006

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              SUPPLEMENT DATED OCTOBER 27, 2006 TO YOUR PROSPECTUS

The following disclosure is added after the last paragraph under the sub-section entitled "Fees and Payments Received by Hartford from the Fund Families":

     ENDORSEMENT FEES PAID BY HARTFORD LIFE

     Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

     Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

     For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4.

     ORGANIZATIONS RECEIVING ENDORSEMENT FEE PAYMENTS FROM HARTFORD LIFE

           1.   Peace Officers Research Association of California;

           2.   The National Association of Police Officers;

           3.   Florida Police Benevolent Association, Inc.;

           4.   Police Benevolent & Protective Association of Illinois; and

           5.   Combined Law Enforcement Association of Texas.

     PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS

     As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6051